Earnings Per Share - Factors Used in Earnings Per Share Computation (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Basic
Net income available to common shareholders									$ 5,020	$ 4,386
Weighted average common shares outstanding									7,707,917	7,707,917
Basic earnings per share	$ 0.09	$ 0.17	$ 0.18	$ 0.21	$ 0.22	$ 0.14	$ 0.08	$ 0.13	$ 0.65	$ 0.57
Diluted
Net income available to common shareholders									$ 5,020	$ 4,386
Weighted average common shares outstanding for basic earnings per common share									7,707,917	7,707,917
Add: dilutive effects of convertible preferred shares									113,863
Average shares and dilutive potential common shares outstanding									7,821,780	7,707,917
Diluted earnings per share	$ 0.08	$ 0.17	$ 0.18	$ 0.21	$ 0.22	$ 0.14	$ 0.08	$ 0.13	$ 0.64	$ 0.57